Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	100.00%	100.00%	100.00%	100.00%
Customer A [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	20.00%	15.00%	11.00%	16.00%
Customer B [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	17.00%	11.00%	13.00%	16.00%
Customer C [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	13.00%	13.00%	13.00%
Customer D [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	15.00%	5.00%	10.00%
Customer E [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	10.00%	0.00%	8.00%	10.00%
Customer F [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	8.00%	9.00%	11.00%	9.00%
Customer G [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue			8.00%	4.00%
Others [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	23.00%	37.00%	31.00%	22.00%